Employee Benefit Plans Changes in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 357	$ 384	$ 381
Defined Benefit Plan, Service Cost	0	0
Defined Benefit Plan, Interest Cost	12	12
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	(14)	16
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	2	1
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	0	0
Defined Benefit Plan, Benefit Obligation, Benefits Paid	23	24
Defined Benefit Plan, Plan Assets, Amount	274	306	267
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(23)	43
Defined Benefit Plan, Plan Assets, Contributions by Employer	16	21
Defined Benefit Plan, Plan Assets, Payment for Settlement	2	1
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	23	24
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(83)	(78)
Defined Benefit Plan, Accumulated Benefit Obligation	357	384
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	375	443	404
Defined Benefit Plan, Service Cost	3	2
Defined Benefit Plan, Interest Cost	9	10
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	4	0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	(39)	4
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	0
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	(25)	40
Defined Benefit Plan, Benefit Obligation, Benefits Paid	20	17
Defined Benefit Plan, Plan Assets, Amount	340	386	336
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(14)	24
Defined Benefit Plan, Plan Assets, Contributions by Employer	10	9
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(22)	34
Defined Benefit Plan, Plan Assets, Benefits Paid	20	17
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(35)	(57)
Defined Benefit Plan, Accumulated Benefit Obligation	375	443
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	83	86	81
Defined Benefit Plan, Service Cost	2	1
Defined Benefit Plan, Interest Cost	2	1
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	0	3
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	1	0
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	(1)	4
Defined Benefit Plan, Benefit Obligation, Benefits Paid	5	4
Defined Benefit Plan, Plan Assets, Amount	63	65	$ 58
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(1)	6
Defined Benefit Plan, Plan Assets, Contributions by Employer	4	4
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	1
Defined Benefit Plan, Plan Assets, Benefits Paid	5	4
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(20)	(21)
Defined Benefit Plan, Accumulated Benefit Obligation	$ 83	$ 86